Note 3 - Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
3.	Fair Value Measurements

The Company recognizes and discloses the fair value of its assets and liabilities using a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Each level of input has different levels of subjectivity and difficulty involved in determining fair value.

Level 1

Inputs used to measure fair value are unadjusted quoted prices that are available in active markets for the identical assets or liabilities as of the reporting date. Therefore, determining fair value for Level 1 investments generally does not require significant judgment, and the estimation is not difficult.

Level 2

Pricing is provided by third party sources of market information obtained through investment advisors. The Company does not adjust for or apply any additional assumptions or estimates to the pricing information received from its advisors.

Level 3

Inputs used to measure fair value are unobservable inputs that are supported by little or no market activity and reflect the use of significant management judgment. These values are generally determined using pricing models for which the assumptions utilize management’s estimates of market participant assumptions. The determination of fair value for Level 3 instruments involves the most management judgment and subjectivity.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

The Company’s Level 1 financial asset is a money market fund with a fair value that is based on quoted market prices. The money market fund is included in cash and cash equivalents on the Company’s condensed consolidated balance sheet. The Company’s Level 3 liability consists of convertible preferred stock warrant liabilities. The valuation of the warrant liabilities is discussed in Note 8.

For the period ended September 30, 2014, the Company did not have any transfers between Level 1, Level 2 and Level 3.

The following tables set forth the Company’s financial instruments that were measured at fair value on a recurring basis as of September 30, 2014 and December 31, 2013 by level within the fair value hierarchy:

	Assets and Liabilities at Fair Value as of September 30, 2014
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3	Total
Assets
Money market fund	$190	$-	$-	$190
Total assets	$190	$-	$-	$190
Liabilities
Preferred stock warrant liabilities	$-	$-	$-	$-
Total liabilities	$-	$-	$-	$-

	Assets and Liabilities at Fair Value as of December 31, 2013
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3	Total
Assets
Money market fund	$324	$-	$-	$324
Total assets	$324	$-	$-	$324
Liabilities
Preferred stock warrant liabilities	$-	$-	$623,672	$623,672
Total liabilities	$-	$-	$623,672	$623,672

The change in the fair value of the preferred stock warrant liabilities is summarized below:

Fair value as of December 31, 2013	$623,672
Change in fair value recorded in other income (expense), net	(21,484)
Fair value as of March 31, 2014	602,188
Change in fair value recorded in other income (expense), net	(22,001)
Fair value as of June 30, 2014	580,187
Change in fair value recorded in other income (expense), net, as of September 23, 2014, date of the Merger Agreement	(7,277)
Extinguishment of warrant liabilities pursuant to the Merger Agreement (reclassified to equity)	(572,910)
Fair value as of September 30, 2014	$-

All assets and liabilities carried at fair value have been valued using a market approach, except for Level 3. The following table describes the valuation techniques used to calculate fair value for Level 3 liabilities. For Level 3 liabilities, the Company determines the fair value measurement valuation policies and procedures. Annually, the Board of Directors assess and approve the fair value measurement policies and procedures. At least annually, the Company determines if the current valuation techniques used in the fair value measurements are still appropriate and evaluates and adjusts the unobservable inputs used in the fair value measurements based on current market conditions and third-party information.

	Fair Value as of	Valuation	Unobservable	Range
	December 31, 2013	Techniques	Input	(Weighted Average)

Preferred stock warrant liabilities	$623,672	Black-Scholes	Preferred series
		option pricing model	prices	$0.04	-	$0.44	(-	$0.06	-)
			Volatility	70.62%	-	84.23%	(-	76%	-)

There were no changes in valuation technique from prior periods.

3.	Fair Value Measurements

The Company recognizes and discloses the fair value of its assets and liabilities using a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Each level of input has different levels of subjectivity and difficulty involved in determining fair value.

Level 1

Inputs used to measure fair value are unadjusted quoted prices that are available in active markets for the identical assets or liabilities as of the reporting date. Therefore, determining fair value for Level 1 investments generally does not require significant judgment, and the estimation is not difficult.

Level 2

Pricing is provided by third party sources of market information obtained through investment advisors. The Company does not adjust for or apply any additional assumptions or estimates to the pricing information received from its advisors.

Level 3

Inputs used to measure fair value are unobservable inputs that are supported by little or no market activity and reflect the use of significant management judgment. These values are generally determined using pricing models for which the assumptions utilize management’s estimates of market participant assumptions. The determination of fair value for Level 3 instruments involves the most management judgment and subjectivity.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and considers factors specific to the asset or liability.

The Company’s Level 1 financial asset is a money market fund with a fair value that is based on quoted market prices. The money market fund is included in cash and cash equivalents on the Company’s balance sheets. The Company’s Level 3 liability consists of convertible preferred stock warrant liabilities. The valuation of the warrant liabilities is discussed in Note 9. The following tables set forth the Company’s financial instruments that were measured at fair value on a recurring basis at December 31, 2012 and 2013 by level within the fair value hierarchy:

	Assets and Liabilities at Fair Value as of December 31, 2012
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3	Total
Assets
Money market fund	$503	$-	$-	$503
Total assets	$503	$-	$-	$503
Liabilities
Preferred stock warrant liabilities	$-	$-	$685,213	$685,213
Total liabilities	$-	$-	$685,213	$685,213

	Assets and Liabilities at Fair Value as of December 31, 2013
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3	Total
Assets
Money market fund	$324	$-	$-	$324
Total assets	$324	$-	$-	$324
Liabilities
Preferred stock warrant liabilities	$-	$-	$623,672	$623,672
Total liabilities	$-	$-	$623,672	$623,672

The change in the fair value of the preferred stock warrant liabilities is summarized below:

Fair value as of December 31, 2011	$646,844
Fair value of warrants issued	194,532
Change in fair value recorded in other income (expense), net	(156,163)
Fair value as of December 31, 2012	685,213
Fair value of warrants issued	-
Change in fair value recorded in other income (expense), net	(61,541)
Fair value as of December 31, 2013	$623,672

 All assets and liabilities have been valued using a market approach, except for Level 3. The following table describes the valuation techniques used to calculate fair value for Level 3 liabilities. For Level 3 liabilities, the Company determines the fair value measurement valuation policies and procedures. Annually, the Board of Directors assess and approve the fair value measurement policies and procedures. At least annually, the Company determines if the current valuation techniques used in the fair value measurements are still appropriate and evaluates and adjusts the unobservable inputs used in the fair value measurements based on current market conditions and third-party information.

	Fair Value as of			Range
	December 31, 2012	Valuation	Unobservable	(Weighted Average)

Preferred stock warrant liabilities	$685,213	Black-Scholes option pricing model	Preferred series prices	$0.04	-	0.44	(-	$0.06	-)
			Volatility	74.2%	-	91.6%	(-	83%	-)

	Fair Value as of			Range
	December 31, 2013	Valuation	Unobservable	(Weighted Average)

Preferred stock warrant liabilities	$623,672	Black-Scholes option pricing model	Preferred series prices	$0.04	-	0.44	(-	$0.06	-)
			Volatility	70.6%	-	84.2%	(-	76%	-)

There were no changes in the valuation technique and related inputs from prior periods.